Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

March 3, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Gold & Precious Metals Fund and DWS Technology Fund (the “Funds”), each a series of DWS Securities Trust (the “Trust”) (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 131 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on February 28, 2014.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

                     /s/James M. Wall

James M. Wall
Director & Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Esq., Ropes & Gray